Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies [Abstract]
Future minimum rental receipts
Year ending December 31,	Amount
2019	$108,890
2020	89,543
2021	54,584
2022	53,564
2023	51,216
Thereafter	60,432

Total	$418,229

Schedule of future minimum payments other
Year ending December 31,	Amount
2019	$ 9,794
2020	8,699

Total	$ 18,493